SCHEDULE OF BASIC AND DILUTED NET PROFIT LOSS PER SHARE (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Net profit/(loss) attributable to ordinary shareholders	$ (74,052,870)	$ 6,425,533	$ 7,088,874
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Basic	266,139	229,280	229,280
Diluted	274,139	237,280	237,280
Net (loss)/profit per Class A Ordinary Share – Basic	$ (278.25)	$ 28.02	$ 30.92
Net (loss)/profit per Class A Ordinary Share – Diluted	$ (278.25)	$ 27.08	$ 29.88
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Basic	8,000	8,000	8,000
Diluted	8,000	8,000	8,000